Long-term debt (Parenthetical) (Details) (USD $)																																							6 Months Ended	12 Months Ended															6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 26, 2014	Jun. 11, 2014	Jun. 04, 2014	May 23, 2014	May 02, 2014	Apr. 24, 2014	Apr. 11, 2014	Apr. 04, 2014	Mar. 28, 2014	Mar. 14, 2014	Feb. 28, 2014	Feb. 14, 2014	Feb. 04, 2014	Jan. 27, 2014	Jan. 17, 2014	Jan. 10, 2014	Jan. 06, 2014	Dec. 31, 2013	Dec. 17, 2013	Nov. 13, 2013	Oct. 29, 2013	Oct. 16, 2013	Sep. 30, 2013	Sep. 26, 2013	Jun. 30, 2013	Jun. 28, 2013	Jun. 07, 2013	Mar. 19, 2013	Jan. 29, 2013	Nov. 20, 2012	Sep. 28, 2012	Aug. 15, 2012	Jul. 31, 2012	Apr. 10, 2012	Feb. 10, 2012	Feb. 03, 2012	Dec. 19, 2011	Jun. 30, 2014 Promissory Note Payable [Member]	Jun. 30, 2013 Promissory Note Payable [Member] Outside Firm [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Outside Firm [Member]	Jun. 30, 2014 Promissory Note Payable [Member] Outside Firm [Member]	Jun. 30, 2014 Promissory Note Payable [Member] Due on December 2014 [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Due on December 2014 [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Due on December 2014 [Member]	Dec. 31, 2012 Promissory Note Payable [Member] Due on December 2014 [Member]	Jun. 30, 2014 Promissory Note Payable [Member] Due on March 2015 [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Due on March 2015 [Member]	Dec. 31, 2012 Promissory Note Payable [Member] Due on March 2015 [Member]	Jun. 30, 2014 Promissory Note Payable [Member] Due on February 03 2015 [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Due on February 03 2015 [Member]	Dec. 31, 2012 Promissory Note Payable [Member] Due on February 03 2015 [Member]	Jun. 30, 2014 Promissory Note Payable [Member] Due on February 10 2015 [Member]	Dec. 31, 2013 Promissory Note Payable [Member] Due on February 10 2015 [Member]	Dec. 31, 2012 Promissory Note Payable [Member] Due on February 10 2015 [Member]	Jun. 30, 2014 Notes Payable to Banks [Member] Due on May 2016 [Member]	Dec. 31, 2013 Notes Payable to Banks [Member] Due on May 2016 [Member]	Dec. 31, 2012 Notes Payable to Banks [Member] Due on May 2016 [Member]	Jun. 30, 2014 Notes Payable to Banks [Member] Due on January 2017 [Member]	Dec. 31, 2013 Notes Payable to Banks [Member] Due on January 2017 [Member]	Dec. 31, 2012 Notes Payable to Banks [Member] Due on January 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment																																							$ 5,000	$ 5,000															$ 540	$ 540	$ 540	$ 845	$ 845	$ 845
Debt Instrument, Interest Rate, Stated Percentage																																						8.00%		0.25%	0.25%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%				3.74%	3.74%	3.74%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	50,000	50,000	69,000	82,000	150,000	48,000	23,179	16,556	26,489	26,489	43,044	49,667	39,733	66,222	13,244	11,589	8,278	118,203	66,222	24,833	33,111	6,622	116,402	43,044	115,612	49,667	49,667	33,111	49,667	82,778	82,778	38,205	1,390,667	87,165	39,733	99,333	99,333					99,333	99,333	99,333	99,333	100,000	100,000	100,000	99,333	99,333	99,333	39,733	39,733	39,733
Class Of Warrant Or Right Exercise Price Of Warrants Or Rights At Issuance																																										1.26	1.26	1.26	1.26
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 1.20	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 0.25	$ 2.01	$ 0.25	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 2.01	$ 1.89	$ 1.26	$ 1.26	$ 1.26	$ 1.26						$ 2.52	$ 2.52		$ 2.52	$ 0.01	$ 0.01	$ 0.01	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26	$ 1.26
Debt Instrument, Face Amount																																								$ 109,206	$ 109,205					$ 100,000	$ 100,000	$ 100,000